Expense Example - FidelityMagellanFund-AMCIZPRO - FidelityMagellanFund-AMCIZPRO - Fidelity Magellan Fund	Oct. 04, 2024 USD ($)
Fidelity Advisor Magellan Fund - Class Z
Expense Example:
1 year	$ 41
3 years	128
5 years	224
10 years	505
Fidelity Advisor Magellan Fund - Class I
Expense Example:
1 year	52
3 years	164
5 years	285
10 years	640
Fidelity Advisor Magellan Fund - Class A
Expense Example:
1 year	648
3 years	804
5 years	973
10 years	1,463
Fidelity Advisor Magellan Fund - Class M
Expense Example:
1 year	449
3 years	660
5 years	888
10 years	1,543
Fidelity Advisor Magellan Fund - Class C
Expense Example:
1 year	254
3 years	477
5 years	824
10 years	$ 1,599